Long-term debt	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Long-term debt

11.	Long-term debt

	Note	September 30, 2026	December 31, 2025
Term loans – Euro	(a)	$1,565	$25,707
Promissory notes – U.S. dollar	(b)	8,526	8,224
Promissory note	(b)	250	250
Convertible senior notes	(c)	704,292	-
Convertible debentures	(d)	9,409	9,303
Lease liabilities	(e)	379	489
Mine construction loan facility	(f)	134,945	130,656
		859,366	174,629
Deferred financing costs		(48,491)	(12,516)
		810,875	162,113
Less: current portion		(41,346)	(27,267)
		$769,529	$134,846

(a)	Term loans – Euro

The Company had a Euro-denominated corporate term loan facility with KfW totaling $18,249 (EUR14,662) (December 31, 2025 - $23,589 (EUR14,662)). This corporate term loan facility was repaid in full during the nine months ended September 30, 2026.

Daytal Resources Spain S.L. (“Daytal”) has Euro-denominated term loan facilities totaling $1,094 (December 31, 2025 - $1,476). The loans are unsecured, have a maturity date of July 2028 (December 31, 2025 – July 2025) and require monthly payments of principal and interest. Of the loans, $37 (December 31, 2025 - $50) have fixed interest rates with a weighted average interest rate as at September 30, 2026 of 1.71% per annum (December 31, 2025 – 1.50% per annum). The remaining $1,057 (December 31, 2025 - $1,426) have floating interest rates, based on varying spreads from Euro Interbank Offered Rates (“EURIBOR”). As of September 30, 2026, the weighted average interest rate on these loans was 5.50% per annum (December 31, 2025 – 4.78% per annum).

The Company’s wholly-owned Spanish subsidiary, Valtreixal Resources Spain, S.L. (“VRS”), which owns the Valtreixal Mine, has a Euro-denominated term loan with a balance of $458 as of September 30, 2026 (December 31, 2025 - $619). The loan is unsecured, bears interest at 3.75% per annum (December 31, 2025 - 3.75% per annum), with monthly payments of principal and interest until it matures in July 2028 (December 31, 2025 - July 2028).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

Beralt Tin & Wolfram (Portugal) S.A. (“BTW”), an indirect wholly-owned subsidiary of the Company, which owns 100% of the various rights and interest comprising the Panasqueira Mine, has a Euro-denominated term loan with a balance of $13 as of September 30, 2026 (December 31, 2025 – $23). The loan is unsecured, bears interest at 7.40% per annum (December 31, 2025 - 7.40% per annum), with monthly payments of principal and interest until it matures in September 2027 (December 31, 2025 – March 2027).

(b)	Promissory notes

The Company issued two promissory notes each with a balance of $1,421 (US$1,000) (December 31, 2025 - $1,371 (US$1,000)) to Deutsche Rohstoff AG (“DRAG”), an existing shareholder of the Company. The notes bear interest at 6.0% per annum, with the accrued interest due on the maturity date. The notes matured on October 31, 2026. The notes are secured by a pledge of the shares of Woulfe Mining Corp. (“Woulfe”), a wholly-owned direct subsidiary of Almonty and the parent company of Almonty Korea Tungsten Corporation (“AKTC”), which owns a 100% interest in the Sangdong Mine. As at September 30, 2026, the notes had a balance of $2,842 (US$2,000) (December 31, 2025 - $2,742 (US$2,000)).

The Company issued a promissory note with a balance of $4,263 (US$3,000) as of September 30, 2026 (December 31, 2025 - $4,111 (US$3,000)) to DRAG. The note bears interest at the rate of 6% per annum and matured October 31, 2026. The note is secured by a pledge of the shares of VRS.

The Company issued a promissory note with a balance of $1,421 (US$1,000) as of September 30, 2026 (December 31, 2025 - $1,371 (US$1,000)) to DRAG. The note bears interest at the rate of 5.0% per annum and matured October 31, 2026. The loan is unsecured.

The Company issued a promissory note with a balance of $250 as of September 30, 2026 (December 31, 2025 - $250) to DRAG. The note bears interest at the rate of 6.0% per annum and matured October 31, 2026. The note is secured by a pledge of the shares of VRS.

On June 10, 2026, the Company delivered written notice to DRAG advising that it had completed its investigation and determined that the issuance of promissory notes and convertible debentures issued by the Company to DRAG (the “DRAG Debt Instruments”) had been procured by recently uncovered fraud resulting in the DRAG Debt Instruments being null and void and no underlying common shares being issued.

On August 17, 2026, the Company commenced legal proceedings in the Ontario Superior Court of Justice (Commercial List) seeking, among other things, a declaration that the promissory notes described above and the convertible debentures held by DRAG, described in Note 11(d), are void on the basis that they were procured by recently uncovered fraud in connection with the Company’s 2014 acquisition of the Wolfram Camp Mine from DRAG resulting in no underlying common shares being issued. The action further seeks to nullify stock options granted to Thomas Gutschlag on the basis of a breach of fiduciary duty related to the recently uncovered fraud and an order requiring the return of all 12,209,302 common shares and the $6 million convertible note issued to DRAG in the purchase of the Wolfram Camp Mine, or in the alternative, the disgorgement of any profits earned by DRAG on the disposition of the common shares. DRAG and Gutschlag have denied the Company’s allegations and are claiming entitlement to be paid pursuant to the DRAG Debt Instruments. The Company’s and DRAG’s legal proceedings have been combined. The DRAG Debt Instruments matured on October 31, 2026 but have not been repaid on the basis that the Company is claiming such instruments are void.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

(c)	Convertible Senior Notes

Changes in the balances of the June 2026 Convertible Senior Notes for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$-	$-
Issuance of the June 2026 Convertible Senior Notes	1,127,440	-
Less: fair value of embedded derivative (see Note 10)	(441,769)	-
Accretion	20,582	-
Translation adjustment	(1,961)	-
Balance, end of period	704,292	-
Less: transaction costs	(38,075)	-
Balance, net of transaction costs	$666,217	$-

On June 9, 2026, the Company issued the June 2026 Convertible Senior Notes for $1,127,440 (US$800,000) aggregate principal amount due July 1, 2031. The June 2026 Convertible Senior Notes bear interest at a rate of 2.25% per annum, payable semi-annually in arrears, and mature on July 1, 2031, unless earlier converted, redeemed, repurchased or otherwise settled in accordance with the terms of the Indenture.

The June 2026 Convertible Senior Notes are initially convertible at a conversion rate of 36.4950 common shares per US$1,000 principal amount, which represents an initial conversion price of approximately US$27.40 per share. The conversion rate is subject to adjustment for certain customary anti-dilution events.

Holders may convert their June 2026 Convertible Senior Notes prior to maturity only upon the occurrence of specified contingent conversion events and during certain prescribed periods. Beginning April 1, 2031, holders may convert their June 2026 Convertible Senior Notes at any time until the close of business on the second scheduled trading day immediately preceding the maturity date.

Upon conversion, the Company may elect to settle its conversion obligation in cash, common shares, or a combination of cash and common shares. The Company retains the contractual right to settle the conversion feature in cash, giving rise to a settlement outcome that would not result in the issuance of the Company’s own equity instruments. As a result, the conversion feature fails the conditions for equity classification and is recognized as a derivative financial liability in accordance with IAS 32 and IFRS 9.

Beginning on July 1, 2029, the Company may redeem all or a portion of the June 2026 Convertible Senior Notes for cash, at its option, if the last reported sale price of its common shares exceeds 130% of the applicable conversion price for a specified period as set forth in the indenture governing the June 2026 Convertible Senior Notes. The redemption price equals 100% of the principal amount being redeemed, together with accrued and unpaid interest. Upon notice of the Company’s redemption, the holders may convert their June 2026 Convertible Senior Notes.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

The June 2026 Convertible Senior Notes also contain a make-whole adjustment provision that increases the conversion rate for certain conversions occurring in connection with specified corporate events or certain redemption notices.

The June 2026 Convertible Senior Notes additionally contain holder repurchase rights upon the occurrence of certain fundamental changes and customary events of default. Any of these notes remaining outstanding at maturity are repayable in cash at par.

The early redemption feature and conversion option meet the definition of embedded derivatives (the “Embedded Derivatives”) and under IFRS, the Company has bifurcated the Embedded Derivatives from the host liability. The conversion option and redemption feature are treated as one unit on account of being closely related. The Embedded Derivatives are measured at fair value on issuance and at each reporting period, with changes in fair value recorded in other income (expenses) in the consolidated statement of operations. The host liability was recorded as the residual amount and subsequently measured at amortized cost.

The Embedded Derivative in the June 2026 Convertible Senior Notes was bifurcated and recognized as a derivative liability at its estimated fair value of $441,769 (US$319,128) on the issuance date. In addition, the Company incurred commissions, fees, and transaction costs (collectively, the “Transaction Costs”) of $38,075 (US$27,300) relating to the issuance of the June 2026 Convertible Senior Notes. The Embedded Derivative liability and the Transaction Costs (collectively, the “Debt Discount”) are included in the amortized value of the host contract and amortized over the life of the June 2026 Convertible Senior Notes using the effective interest method. The Debt Discount will be accreted to the face value of the convertible notes over the term of the instrument using the effective interest method, with accretion recognized in interest expense. See Note 10 for additional disclosure regarding the Derivative Liabilities.

For the nine-month period ended September 30, 2026, the Company incurred interest expense of $23,087, including cash interest expense of $6,298 and accretion of the host liability of $16,789 from the June 2026 Convertible Senior Notes at an effective interest rate of 15.32% per annum.

(d)	Convertible debentures

Changes in the balances of the convertible debentures for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$9,303	$27,872
Debentures revalued, derivative liability component	-	(623)
Debentures converted for shares	-	(19,456)
Accretion	56	720
Translation adjustment	50	790
Balance, end of period	$9,409	$9,303

(i)	The Company has an unsecured convertible debenture with a principal amount of $2,000, held by DRAG. The debenture had a maturity date of October 31, 2026 and bears interest at a rate of 6.0% per annum, payable at maturity. The Company may elect to convert the debenture into common shares upon the availability to the Company of full funding for the Sangdong Mine at a conversion price equal to the higher of the price per common share in any equity financing completed by the Company after the date of issuance of the debenture and prior to the conversion or the maturity date of the debentures for purposes of financing the Sangdong Mine and $0.942. However, the Company may not convert the debenture if at any time the Company’s common shares trade below $0.942 per common share or if such conversion would result in DRAG holding more than 19.9% of Almonty’s issued and outstanding common shares.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

(ii)	The Company has a $6,000 (December 31, 2025 - $6,000) unsecured convertible debenture outstanding with DRAG, which bears interest at 4.0% per annum, payable at maturity. The debenture (including any accrued and unpaid interest) may be converted by the holder, at its option, into common shares of the Company at an exercise price of $2.175 per common share. The debenture had a maturity date of October 31, 2026.

(iii)	The Company has a $1,409 (US$1,000) (December 31, 2025 - $1,302 (US$1,000)) unsecured convertible debenture outstanding with DRAG, which bears interest at 5.0% per annum, payable at maturity. The debenture had a maturity date of October 31, 2026. The outstanding principal amount of the debenture plus any related unpaid accrued interest is convertible into common shares of the Company at the option of the holder at the fixed conversion price of US$1.275 per common share for the principal and at the conversion price of the greater of (i) EUR1.05 (equivalent to $1.68) and (ii) the Euro equivalent of the volume weighted average price of the common shares of the Company on the TSX for the five trading days immediately preceding the date of conversion for related accrued interest. As the convertible debentures are denominated in US$, the instrument contains an embedded derivative liability.

The convertible debentures held by DRAG are the subject of the legal proceedings described in Note 11(b).

(e)	Lease liabilities

Capital leases relate to certain equipment and vehicles. The leases carry implied interest rates of between 3.69% and 6.26% per annum (December 31, 2025 – 3.12% and 5.69% per annum) and mature between June 2027 and August 2029 (December 31, 2025 – June 2027 and August 2029). The capital leases are secured by the underlying equipment or vehicle being financed.

(f)	Mine construction loan facility

During June 2022, the Company entered into a US$75,100 senior secured term loan facility with KfW for the financing and construction of the Sangdong Mine and received US$906 during January 2025 in conjunction with the ninth and final drawdown on this loan facility. In addition, during the year ended December 31, 2025, KfW also advanced an additional US$20,000 in conjunction with a cost overrun availability. The loan bears interest at the Secured Overnight Financing Rate (“SOFR”) plus 2.3%, capitalized quarterly, with repayment of principal quarterly over a 6.25-year period commencing six months subsequent to commencement of the mine’s ramp-up period. The loan is secured by a pledge of the shares of Woulfe, shares of AKTC and by a mortgage on all property held by AKTC.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

(g)	Debt repayment schedule

Principal payments are due under the terms of the Company’s loans and leases for each of the following years ending September 30:

2027	41,359
2028	20,395
2029	19,258
2030	18,056
2031	1,192,819
1,291,887
Less: unamortized discount	(432,495)
Less: imputed interest on capital lease obligations	(26)
859,366

(h)	Debt continuity

Changes in the balances of the long-term debt for the nine months ended September 30, 2026 and the year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$174,629	$168,328
Cash flows:
Issuance of debt	1,127,440	29,447
Scheduled debt repayments	(26,920)	(1,698)
Non-cash changes:
Conversion of debt to shares	-	(19,456)
Accrued interest	22,039	1,755
Amount reclassified to derivative liability	(441,769)	(623)
Translation adjustment	3,947	(3,124)
Balance, end of period	859,366	174,629

(i) The Company’s term loans and convertible loans include various positive and negative covenants as well as cross-default clauses which could cause several defaults in the event the Company is in default on any of its loan agreements. As of September 30, 2026, the Company was in compliance with all covenants under its term loans and convertible loans. The DRAG Debt Instruments matured on October 31, 2026 but have not been repaid on the basis that the Company is claiming such instruments are void (see Note 11(b)). The non-payment of the DRAG Debt Instruments following their maturity has not resulted in a default under any other indebtedness of the Company.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)